ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2018	2017
Current tax payable	12,155	7,903
Interest expense	7,887	16,858
Vessel operating and drydocking expenses	6,824	6,671
Administrative expenses	363	808
	27,229	32,240